VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Retirement Income Builder Variable Annuity Account

File No. 811-07689, CIK 0001016809

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: Transamerica Series Trust, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., Davis Variable Account Fund, Inc., Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, Putnam Variable Trust, Columbia Funds Variable Insurance Trust I, Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, JPMorgan Insurance Trust, Fidelity Variable Insurance Products Fund and Wells Fargo. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

•	On 3/3/2011, Transamerica Series Trust filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On 2/25/2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On 2/24/2011, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On 2/25/2011, Davis Variable Account Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001084060);

•	On 2/24/2011, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577);

•	On 3/3/2011, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274);

•	On 3/2/2011, MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000918571);

•	On 2/24/2011, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

•	On 2/28/2011, Putnam Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671); and

Securities and Exchange Commission

•	On 2/28/2011, Columbia Funds Variable Insurance Trust I, filed its annual report with the Commission via EDGAR (CIK: 0001049787).

•	On 2/25/2011, Dreyfus Stock Index Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000890064).

•	On 2/16/2011, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383).

•	On 3/7/2011, JPMorgan Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000909221).

•	On 2/25/2011 and 2/22/2011, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384).

On 3/3/2011, Wells Fargo Advantage Variable Trust Funds file its annual report with the Commission via EDGARD (CIK:0001081402).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Life Insurance Company